INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are
summarized as follows:

	Year ended December 31,
	2025	2024	2023
Total current tax expense [1]	602	1,025	1,008
Total deferred tax expense (benefit)	(243)	510	(770)
Total income tax expense	359	1,535	238

Effective Income Tax Rate Reconciliation	The following table reconciles the expected tax expense at the statutory rates applicable in the countries where the Company operates to the total income tax expense as calculated:

	Year ended December 31,
	2025	2024	2023
Net income (including non- controlling interests)	3,243	1,380	1,022
Income tax expense	359	1,535	238
Income before tax	3,602	2,915	1,260
Tax expense at the statutory rates applicable to income in the countries [2]	677	582	454
Permanent items	(487)	(31)	(101)
Rate changes	(29)	370	—
Net change in measurement of deferred tax assets	(68)	182	(423)
Tax effects of foreign currency translation	16	(21)	(20)
Tax credits	(12)	(16)	(26)
Other taxes	199	219	324
Others	63	250	30
Income tax expense	359	1,535	238
1.For the year ended December 31, 2025, current income tax expense includes 8 of top-up tax in relation to Pillar Two taxation.
2.Tax expense at the statutory rates is based on income before tax excluding income from investments in associates, joint ventures and other investments.
Schedule of Permanent Items

Permanent items	Year ended December 31,
	2025	2024	2023
Acquisition gain of Calvert	(444)	—	—
Taxable reversals of (tax deductible) write-downs on shares and receivables	—	—	(647)
Non-deductible loss on disposal of Kazakhstan operations	—	—	573
Juros sobre o Capital Próprio	(1)	(4)	(117)
Other permanent items	(42)	(27)	90
Total permanent items	(487)	(31)	(101)

Schedule of Other Tax Items

Others	Year ended December 31,
	2025	2024	2023
Tax contingencies/settlements	97	263	43
Prior period taxes	(28)	(10)	(4)
Others	(6)	(3)	(9)
Total	63	250	30

Disclosure of Income Tax Recorded Directly in Equity

	Year ended December 31,
	2025	2024	2023
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Gain (loss) on derivative financial instruments	(47)	(107)	(126)
Recognized actuarial gain (loss)	47	17	(18)
Foreign currency translation adjustments	52	4	110
	52	(86)	(34)
Recognized directly in equity on:
Deferred tax expense (benefit)
Loss related to repurchase of MCNs	—	—	(231)
	—	—	(231)

Total	52	(86)	(265)

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits	The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2025	2024	2025	2024	2025	2024
Intangible assets	26	21	(265)	(494)	(239)	(473)
Property, plant and equipment	109	289	(3,978)	(3,599)	(3,869)	(3,310)
Inventories	164	200	(75)	(60)	89	140
Financial instruments	70	23	(42)	(82)	28	(59)
Other assets	149	374	(634)	(652)	(485)	(278)
Provisions	784	692	(677)	(557)	107	135
Other liabilities	628	584	(137)	(109)	491	475
Tax losses and other tax benefits carried forward	10,137	9,733	—	—	10,137	9,733
Tax credits carried forward	307	241	—	—	307	241
Deferred tax assets (liabilities)	12,374	12,157	(5,808)	(5,553)	6,566	6,604
Deferred tax assets					8,860	8,942
Deferred tax liabilities					(2,294)	(2,338)
Deferred tax assets recognized by the Company as of December 31, 2025 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	157,279	37,557	10,137	27,420
Tax credits carried forward	769	769	307	462
Other temporary differences	16,644	3,989	1,930	2,059
Total		42,315	12,374	29,941
Deferred tax assets recognized by the Company as of December 31, 2024 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	150,155	35,888	9,733	26,155
Tax credits carried forward	646	646	241	405
Other temporary differences	15,025	3,553	2,183	1,370
Total		40,087	12,157	27,930
This includes net operating losses and other tax benefits of
27.1 billion primarily related to subsidiaries in the Basque
Country in Spain, Luxembourg, Mexico, Poland and the United
States which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2026	1	48	49
2027	3	201	204
2028	23	261	284
2029	30	102	132
2030	118	110	228
2031 - 2046	1,181	24,986	26,167
Total	1,356	25,708	27,064
Such amount includes tax credits of 517 (of which 106
recognized and 411 unrecognized) primarily attributable to
subsidiaries in the Basque country in Spain and Luxembourg
which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2026	—	1	1
2027	—	1	1
2028	—	1	1
2029	—	1	1
2030	—	1	1
2031 - 2046	106	406	512
Total	106	411	517